Revenue Recognition	9 Months Ended
Sep. 30, 2025
Revenue Recognition and Deferred Revenue [Abstract]
Revenue Recognition	Revenue Recognition
Revenue recognized during the three and nine months ended September 30, 2025 and 2024 is disaggregated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Product	$4,147,701	$917,238	$10,534,436	$3,882,039
Service	44,400	38,732	115,494	150,129
	$4,192,101	$955,970	$10,649,930	$4,032,168
Revenue recognized by geography during the three and nine months ended September 30, 2025 and 2024 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
United States	$4,181,744	$942,265	$10,617,827	$4,000,590
International	10,357	13,705	32,103	31,578
	$4,192,101	$955,970	$10,649,930	$4,032,168
Substantially all of the revenue recognized by the Company during the three and nine months ended September 30, 2025 and 2024 was recognized at a point in time. The Company had no contract assets as of September 30, 2025 and December 31, 2024. The Company had contract liabilities of $23,929 as of September 30, 2025, all of which is expected to be recognized as revenue in the next 12 months. The Company had contract liabilities of $49,365 as of December 31, 2024. Revenue recognized during the three and nine months ended September 30, 2025 that was previously included in contract liabilities as of December 31, 2024 were $10,357 and $32,103, respectively.